REVENUE RECOGNITION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Provision for credit losses	$ 300,000	$ 0	$ 300,000	$ 0
Minimum [Member]
Revenue recognition, expected term			60 days
Maximum [Member]
Revenue recognition, expected term			90 days